Lease Commitments	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Lease Commitments	LEASES

The Company's leases mainly include buildings for its facilities worldwide and vehicles leases, which are all classified as operating leases. Certain lease agreements include rental payments that are adjusted periodically for the consumer price index ("CPI"). The ROU and lease liability were calculated using the initial CPI and will not be subsequently adjusted. Certain leases include renewal options that are exercisable in the Company's sole discretion. The renewal options were included in the ROU and include renewal options that are under the Company's sole discretion.

A.    Supplemental Consolidated Statement of Financial Position information related to leases was as follows:

	December 31, 2022	December 31, 2021

Operating lease right of use assets	$405,446	$416,383

Current portion of operating lease liabilities	69,322	76,778
Non-current portion of operating lease liabilities	344,585	386,644
Total operating lease liabilities	$413,907	$463,422

Weighted average remaining lease term (years)	4.70	4.92
Weighted average discount rate	3.71%	2.91%

B.    For the years ended December 31, 2022, 2021 and 2020, cash payments against operating lease liabilities totaled approximately $90,848, $87,604 and $80,846, respectively, and non-cash transactions to recognize operating assets and liabilities for new leases totaled approximately $79,357, $58,103 and $127,060, respectively.

Maturities of operating lease liabilities for the next five years are as follows:

December 31, 2022
2023	$81,344
2024	60,853
2025	49,060
2026	41,873
2027	36,953
2028 and thereafter	$237,681
Total lease payments	$507,764
Less imputed interest	93,857
Total	$413,907

C.    Lease expenses for the years ended December 31, 2022, 2021 and 2020 amounted to $90,134, $84,216 and $79,419, respectively.

D.    A new lease agreement was signed during 2022, but the commencement date had not initiated as of December 31, 2022 in Israel.

E.    During 2022, the Company recognized a gain of approximately $18,950 related to sale and lease back of buildings by the Company's subsidiaries in Israel.
F. During 2020, the Company recognized a net gain of approximately $31,400 related to sale and lease back of buildings by one of the Company's subsidiaries in the U.S. This gain was recorded under "Other operating income, net".